As filed with the Securities and Exchange Commission on May 27, 2008

Registration Nos.: 2-89550; 811-03972

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)

PRE-EFFECTIVE AMENDMENT NO.             (   )

POST-EFFECTIVE AMENDMENT NO. 44        (X)

and/or

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

Amendment No. 39           (X)

(Check appropriate box or boxes)

FUTUREFUNDS SERIES ACCOUNT

(Exact name of Registrant)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

(Name of Depositor)

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Address of Depositor's Principal Executive Officers) (Zip Code)

Depositor's Telephone Number, including Area Code:

(800) 537-2033

Beverly A. Byrne

Chief Legal Officer, Financial Services and Securities Compliance

Great-West Life & Annuity Insurance Company

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Name and Address of Agent for Service)

Copy to:

James F. Jorden, Esq.

Jorden Burt LLP

1025 Thomas Jefferson Street, N.W., Suite 400 East

Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the registration statement becomes effective.

Title of securities being registered: flexible premium deferred variable annuity contracts.

It is proposed that this filing will become effective (check appropriate space)

X	Immediately upon filing pursuant to paragraph (b) of Rule 485.
On May 1, 2008, pursuant to paragraph (b) of Rule 485.
60 days after filing pursuant to paragraph (a)(1) of Rule 485.
On (date), pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 44 to the Registration Statement on Form N-4 (the “Registration Statement”) is being filed under Rule 485(b) under the Securities Act of 1933, as amended, to supplement the Registration Statement (Post-Effective Amendment No. 43) with a supplement, dated May 27, 2008, to the Prospectus, dated May 1, 2008. This Post-Effective Amendment No. 44 relates only to the supplement filed herein and does not otherwise delete, amend or supersede any information contained in the Registration Statement, except as expressly provided herein.

FutureFunds Series Account of

Great-West Life & Annuity Insurance Company

Supplement dated May 27, 2008 to

Prospectus dated May 1, 2008

This supplement adds certain information to and amends certain information contained in the Prospectus dated May 1, 2008. Please read it carefully and keep it with your Prospectus for future reference.

IMPORTANT INFORMATION REGARDING ELIGIBLE FUND ADDITIONS

Effective the close of business on May 27, 2008, the following Eligible Funds are added as available Investment Divisions of the Series Account:

Columbia Mid Cap Value Fund – Class R

Putnam High Yield Advantage Fund – Class R

Putnam International Capital Opportunities Fund – Class R

Royce Total Return Fund – Class K

Van Kampen American Value Fund – Class R

As a result, please note the following changes to your Prospectus.

Add the following under the heading “Allocating Your Money” on page 2 of the Prospectus:

Columbia Mid Cap Value Fund – Class R

Putnam High Yield Advantage Fund – Class R

Putnam International Capital Opportunities Fund – Class R

Royce Total Return Fund – Class K

Van Kampen American Value Fund – Class R

On page 8 of the Prospectus, the section entitled “TOTAL ANNUAL FUND OPERATING EXPENSE” is deleted in its entirety and replaced with the following:

TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSE	Minimum	Maximum

(Expenses that are deducted from Eligible Fund assets,

including management fees, distribution and/or

service (12b-1) fees, and other expenses)[1]	0.46%	1.74%[2]

THE ABOVE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

On page 8 of the Prospectus, the section entitled “EXAMPLE” is deleted in its entirety and replaced with the following:

EXAMPLE

This Example is intended to help you compare the cost of investing in the Group Contract with the cost of investing in other variable annuity contracts. These costs include a Participant’s transaction expenses, contract fees, variable account annual expenses, and Eligible Fund fees and expenses.

The Example assumes that you invest $10,000 under the Group Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Eligible Funds. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Eligible Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$899	$1,514	$2,153	$3,324

(2) If you annuitize your contract OR if you do not surrender your contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$299	$914	$1,553	$3,324

The examples do not show the effect of premium taxes. Premium taxes (ranging from 0% to 3.5%) are deducted upon full surrender, death or annuitization. The examples also do not include any of the taxes or penalties you may be required to pay if you withdraw all or part of your Participant Annuity Account Value.

The fee table and examples should not be considered a representation of past or future expenses and charges of the Eligible Funds. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance.

Add the following under the heading “The Eligible Funds” on page 10 of the Prospectus:

Columbia Funds

Columbia Mid Cap Value Fund (Class R) seeks long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of net assets in equity securities of U.S. companies that have market capitalizations in the range of the companies in the Russell Midcap® Value Index at the time of purchase, that the fund’s advisor believes are undervalued and have the potential for long-term growth. The fund may also invest in real estate investment trusts. The fund’s advisor combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the fund’s portfolio. The fund’s advisor considers, among other factors: (1) businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors; (2)various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value (the funds advisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation); (3) a company’s current operating margins relative to its historic range and future potential; and (4) indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors. The fund’s advisor may sell a security when the security’s price reaches a target set by the fund’s advisor; if the fund’s advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Putnam Funds

Putnam High Yield Advantage Fund (Class R) seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income. The fund invests mainly in bonds that: (1) are obligations of U.S. companies; (2) are below investment-grade in quality; and (3) have intermediate-to long-term maturities (three years or longer. Under normal circumstances, the fund invests at least 80% of the fund’s net assets in securities rated below investment grade.

Putnam International Capital Opportunities Fund (Class R) seeks long-term capital appreciation. The fund invests mainly in common stocks of companies outside of the United States that the fund believes have favorable investment potential. For example, the fund may purchase stocks of companies with stock prices that reflect a value lower than that which the fund places on the company. The fund also considers other factors it believes will cause the stock price to rise. The fund invests mainly in small and midsized companies, although the fund can invest in companies of any size. Although the fund emphasizes investments in developed countries, the fund may also invest in companies located in developing (also known as emerging) markets.

Royce Funds

Royce Total Return Fund (Class K) seeks both long-term growth of capital and current income. The fund invests its assets primarily in the dividend-paying securities of small- and micro-cap companies. Of the more than 7,100 small- and micro-cap companies, more than 1,900 currently pay dividends. Investing in such securities may tend to stabilize the volatility inherent in the prices of small- and micro-cap securities. Normally, the fund invests at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest income to the fund, and at least 65% will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Van Kampen American Value Fund (Class R) seeks to provide a high total return by investing in equity securities of small-to-medium-sized corporations. The fund’s investment adviser seeks to achieve the fund’s investment objective by investing primarily in a portfolio of equity securities of small-medium-sized U.S. corporations. The fund’s investment adviser seeks attractively valued companies experiencing a change that could have a positive impact on a company’s outlook. The fund emphasizes a value style of investing, seeking securities of companies that the fund’s investment adviser believes are undervalued. Portfolio securities are typically sold when the fund’s investment adviser no longer believes such securities are undervalued. Under normal market conditions, the fund invests at least 65% of its total assets in equity securities of small-medium-sized companies. The fund invests in equity securities including common and preferred stocks; investment grade convertible securities and equity-linked securities; and rights and warrants to purchase common stocks and other equity interests, such as partnership trust interests. The fund may invest up to 20% of its total assets in real estate investment trusts. The fund may invest up to 20% of its total assets in foreign securities. The fund may purchase and sell certain derivative instruments, such as options, future contracts, options on futures contracts and forward contracts, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks.

On page 10 of the Prospectus, the section entitled “Public Eligible Funds” is deleted in its entirety and replaced with the following:

Public Eligible Funds. Twenty-nine of the Eligible Funds, which the Investment Divisions buy for the Group Contract, are also available to the general public. Investment Divisions investing in the following public Eligible Funds are not available for non-qualified Plans sponsored by a taxable employer:

•	AIM Large Cap Growth Fund (Class A)
•	AIM Dynamics Fund (Investor Share Class)
•	AIM Small Cap Growth Fund (Class A)
•	American Century Equity Income Fund
•	American Century Income & Growth Fund
•	American Funds Growth Fund of America (Class R3)
•	Artisan International Fund (Investor Class)
•	Columbia Mid Cap Value Fund (Class R)
•	Davis New York Venture Fund (Class R)
•	Federated Capital Appreciation Fund (Class A)
•	Franklin Small-Mid Cap Growth Fund (Class A)
•	Janus Twenty Fund
•	Janus Worldwide Fund
•	Janus Fund
•	Legg Mason Value Trust (Financial Intermediary Class)
•	Mainstay Small Cap Opportunity Fund (Class A)
•	MFS Core Growth Fund (Class A)
•	Oppenheimer Capital Appreciation Fund (Class A)
•	Oppenheimer Global Fund (Class A)
•	PIMCO Total Return Fund (Administrative Class)
•	Putnam High Yield Advantage Fund (Class R)
•	Putnam International Capital Opportunities Fund (Class R)
•	RidgeWorth Small Cap Growth Stock Fund (Class I)
•	Royce Total Return Fund (Class K)
•	RS Select Growth Fund
•	RS Emerging Growth Fund
•	The Jensen Portfolio (Class R)
•	Van Kampen American Value Fund (Class R)
•	Van Kampen Comstock Fund (Class R)

Add the following under the heading “Eligible Fund Investment Advisers” on page 22 of the Prospectus:

Columbia Mid Cap Value Fund is advised by Columbia Management Advisors, LLC, 100 Federal Street, Boston, MA 02110.

Putnam High Yield Advantage Fund and Putnam International Capital Opportunities Fund are managed by Putnam Investment Management, LLC, One Post Office Square, Boston, MA 02109.

Royce Total Return Fund is advised by Royce & Associates, LLC, 1414 Avenue of the Americas, New York, New York 10019.

Van Kampen American Value Fund is advised by Van Kampen Asset Management, 522 Fifth Avenue, New York, New York 10036.

IMPORTANT INFORMATION REGARDING THE DAILY M&E DEDUCTION

On page 37 of the Prospectus, the section entitled “The Daily M&E Deduction” is deleted in its entirety and replaced with the following:

The Daily M&E Deduction

The Daily M&E Deduction is a charge we deduct from each Investment Division’s Accumulation Unit Value on each Valuation Date in accordance with the Net Investment Factor formula described in Appendix B. The amount of the Daily M&E Deduction that you will pay depends on the terms of your Group Contract. It will be assessed at a rate between 0% and 1.25%. Currently there are ten annual rates as set forth in Appendix B. Additional rates may be created in the future. Only one rate will apply to your Group Contract.

We determine the daily rate of this mortality and expense risk charge by dividing the applicable annual rate under your Group Contract by 365. You will continue to pay the Daily M&E Deduction after the Annuity Commencement Date if you have selected a variable annuity payment option.

IMPORTANT INFORMATION REGARDING 401(k) PLANS

The section entitled “401(k) Plans” on pages 44-45 of the Prospectus is deleted and replaced in its entirety with the following:

401(k) Plans

Section 401(k) of the Code allows non-governmental employers or employee organizations, rural cooperatives, Indian tribal governments and rural irrigation and water conservation entities to offer a cash or deferred arrangement to employees under a profit-sharing or stock bonus plan. Generally, state and local governments are not permitted to establish 401(k) Plans. However, under a grandfather rule, certain plans adopted before certain dates in 1986 may continue to be offered by governmental entities. Pre-tax salary reduction Contributions and any income thereon are currently excluded from the Participant's gross income. Generally, the maximum elective deferral amount that an individual may defer on a pre-tax basis to one or more 401(k) Plans is limited to an applicable dollar amount, as indexed from time to time. Elective deferrals to a 401(k) Plan must also be aggregated with elective deferrals made by a Participant to a 403(b) Plan, to a simplified employee pension and to a SIMPLE retirement account. For 2008, the total amount of elective deferrals that can be contributed to all such plans is $15,500, adjusted for cost-of-living increases in $500 increments.

The contribution limits in Section 415 of the Code also apply. The amount a highly compensated employee may contribute may be further reduced to enable the plan to meet the discrimination testing requirements. Amounts contributed to a 401(k) Plan are subject to FICA and FUTA tax when contributed.

If allowed by the plan, all employees who are eligible to make elective deferrals under the plan and who have attained age 50 before the close of the plan year shall be eligible to make catch-up contributions in accordance with, and subject to the limitations of Section 414(v) of the Code.

Amounts contributed in excess of the above-described limits, and the earnings thereon, must be distributed from the plan and included in the Participant’s gross income. Excess amounts that are not properly corrected can have severe adverse consequences to the plan and may result in additional taxes to the Participant.

Pre-tax amounts deferred into the plan within the applicable limits, and the net investment gain, if any, reflected in the Participant Annuity Account Value are included in a Participant's gross income only for the taxable year when such amounts are paid to the Participant under the terms of the plan. Elective deferrals and earnings thereon may not be distributed prior to age 59 1/2, unless the Participant dies, becomes disabled, severs employment or suffers a genuine financial hardship meeting the requirements of the Code. Restrictions apply to the amount that may be distributed for financial hardship. Participants should consult with their employer as to the availability of benefits under the employer's plan.

On page 97 of the Prospectus, “APPENDIX B – CALCULATION OF THE NET INVESTMENT FACTOR” is deleted in its entirety and replaced with the following:

APPENDIX B – CALCULATION OF THE NET INVESTMENT FACTOR

The Net Investment Factor for each Variable Sub-Account for any Valuation Period is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a)	is the net result of:

(i)	the net asset value per share of the Eligible Fund shares determined as of the end of the current Valuation Period, plus
(ii)

the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Eligible Fund on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus

(iii)

a per unit charge or credit for any taxes incurred by or provided for in the Variable Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Variable Sub-Account; and

(b)	is the net asset value per share of the Eligible Fund shares determined as of the end of the immediately preceding Valuation Period, minus or plus

(c)

is an amount representing the Mortality and Expense Risk Charge deducted from each Variable Sub-Account on a daily basis. Such amount is equal to 1.25%, 0.95%, 0.85%, 0.75%, 0.65%, 0.55%, 0.50%, 0.45%, 0.25% or 0.00%, depending upon the Group Contractowner’s Contract.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease or remain unchanged.

The net asset value per share referred to in paragraphs (a) (i) and (b) above, reflect the investment performance of the Eligible Fund as well as the payment of Eligible Fund expenses.

This Supplement must be accompanied by or read in conjunction with the current Prospectus,

dated May 1, 2008, and should be retained for future reference.

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

The consolidated financial statements of Great-West Life & Annuity Insurance Company as of December 31, 2007 and 2006 and each of the three years in the period ended December 31, 2007, as well as the financial statements of the FutureFunds Series Account of Great-West Life & Annuity Insurance Company for the years ended December 31, 2007 and 2006 are incorporated by reference to Registrant’s Post-Effective Amendment No. 43 to Form N-4 registration statement filed on April 21, 2008 (File No. 2-89550).

(b)	Exhibits

(1) Copy of resolution of the Board of Directors is incorporated by reference to Registrant’s Post Effective Amendment No. 32 to Form N-4 registration statement filed on April 25, 2002 (File No. 2-89550).

(2) Not applicable.

(3) Underwriting Agreement between Depositor and GWFS Equities, Inc. (formerly BenefitsCorp Equities, Inc.) is incorporated by reference to Registrant’s Post Effective Amendment No. 23 to Form N-4 registration statement filed on May 1, 1997 (File No. 2–89550).

(4) Form of each Variable Annuity Contract and riders are incorporated by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).

(5) Forms of Application are incorporated by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).

(6) Copies of Articles of Incorporation of Depositor are incorporated by reference to Pre-Effective Amendment No. 2 to the registration statement filed by Variable Annuity-1 Series Account on Form N-4 on October 30, 1996, (File No. 811-07549). Amended and Restated Bylaws of the Depositor are incorporated by reference to Registrant’s Post-Effective Amendment No. 38 to Form N-4 registration statement filed on April 24, 2006 (File No. 2-89550).

(7) Not applicable.

(8)(a) Form of Participation Agreement between Registrant and Maxim Series Fund; Form of Fund Participation Agreement for Unaffiliated Insurance Products Funds; and, Form of Fund Participation Agreement for Retail Funds are incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).

(8)(a) Fund Participation Agreement, dated June 6, 2000, with American Century Investment Management, Inc. and American Century Investment Services, Inc. is filed herewith.

(8)(b) Fund Participation Agreement, dated March 12, 2004, with Davis New York Venture Fund, Davis Select Advisers, L.P. and Davis Distributors, LLC is filed herewith.

(8)(c) Participation Agreement, dated September 13, 1999, with The Alger American Fund, Fred Alger Management Inc. and Fred Alger & Company, Inc. is filed herewith.

(8)(d) Participation Agreement, dated October 26, 2006, with Variable Insurance Products Funds and Fidelity Distributors Corporation is incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement filed by COLI VUL-2 Series Account on Form N-6 on April 30, 2007 (File No. 333-70963).

(8)(e) Participation Agreement, dated June 1, 1998, with Janus Aspen Series and Janus Capital Management LLC (formerly, Janus Capital Corporation) is filed herewith.

(8)(f) Participation Agreement, dated May 1, 2008, with MFS Variable Insurance Trust and MFS Fund Distributors is filed herewith.

(8)(g) Participation Agreement, dated April 30, 2008, with Putnam Variable Trust and Putnam Retail Management Limited Partnership is filed herewith.

(8)(h) Fund Participation Agreement, dated July 26, 2004, with RidgeWorth Funds (formerly, STI Classic Funds), RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management Inc.) and BISYS Fund Services Limited Partnership, Inc. is filed herewith.

(8)(i) Fund Participation Agreement, dated October 1, 2003, with Van Kampen Investor Services, Inc., Van Kampen Asset Management and Van Kampen Funds Inc. is filed herewith.

(8)(j) Form of Shareholder Information Agreement with Eligible Funds is incorporated by reference to Registrant's Post-Effective Amendment No. 42 to Form N-4 registration statement filed on April 30, 2007 (File No. 2-89550).

(9) Opinion of Counsel is incorporated by reference to Registrant’s Post-Effective Amendment No. 31 to the registration statement filed on April 30, 2001 (File No. 2-89550).

(10)	(a)	Written Consent of Jorden Burt LLP is filed herewith.

(b)	Written Consent of Deloitte & Touche LLP is filed herewith.

(11) Not applicable.

(12) Not applicable.

(13) Powers of Attorney for Messrs. Balog, Bernbach, Dachow, A. Desmarais, P. Desmarais, Jr., Gratton, Kavanagh, Louvel, McCallum, Nickerson, Nield, Plessis-Bélair and Walsh are incorporated by reference to Registrant’s Post-Effective Amendment No. 42 to the registration statement filed on April 30, 2007 (File No. 2-89550). Powers of Attorney for Messrs. Mackness, Orr and Ryan are incorporated by reference to Registrant’s Post-Effective Amendment No. 43 to the registration statement filed on April 21, 2008 (File No. 2-89550).

Item 25.	Directors and Officers of the Depositor

Positions and Offices
Name	Principal Business Address	with Depositor

James Balog	785 Saint Anne’s Lane	Director
Vero Beach, Florida 32967

John L. Bernbach	32 East 57th Street, 10th Floor	Director
New York, New York 10022

Orest T. Dackow	(3)	Director

André Desmarais	(4)	Director

Paul Desmarais, Jr.	(4)	Director

Robert Gratton	(5)	Director

Kevin P. Kavanagh, C.M.	(1)	Director

Alain Louvel	930 Fifth Avenue, Apt. 17D	Director
New York, New York 10021

William Mackness	696 Whitehaven Crescent	Director
London, Ontario N6G 4V4

Raymond L. McFeetors	(1)	Chairman

Jerry E. A. Nickerson	H.B. Nickerson & Sons Limited	Director
P.O. Box 130
255 Commercial Street
North Sydney, Nova Scotia B2A 3M2

David A. Nield	330 University Avenue	Director
Toronto, Ontario M5G 1R8

R. Jeffrey Orr	(4)	Director

Michel Plessis-Bélair, F.C.A.	(4)	Director

Philip K. Ryan	(4)	Director

Brian E. Walsh	QVan Capital, LLC	Director
1 Dock Street, 4th Floor
Stamford, Connecticut 06902

Mitchell T.G. Graye	(3)	President and Chief
Executive Officer

James L. McCallen	(3)	Senior Vice President, Chief
Financial Officer and Actuary

S. Mark Corbett	(3)	Executive Vice President,
Chief Investment Officer

Richard F. Rivers	(2)	Executive Vice President,
Healthcare

R. Saull	(1)	Executive Vice President and
Chief Information Officer

Kent G. Boyer	(2)	Senior Vice President,
Specialty Risk

Chris H. Cumming	(3)	Senior Vice President,

Marketing, Healthcare and Jumbo 401(k)

Glen R. Derback	(3)	Senior Vice President
and Controller

Miles R. Edwards	(3)	Senior Vice President,
FASCore Operations

Terry L. Fouts	(2)	Senior Vice President and
Chief Medical Officer

John R. Gabbert	(2)	Senior Vice President,
Chief Healthcare Information
Officer

Donna A. Goldin	(2)	Senior Vice President
Healthcare Operations

Christopher M. Knackstedt	(2)	Senior Vice President,
Healthcare Management

Ron J. Laeyendecker	(3)	Senior Vice President,
Executive Benefits Markets

Graham R. McDonald	(3)	Senior Vice President,
Corporate Administration

Scot A. Miller	(6)	Senior Vice President,
FASCore Systems

Charles P. Nelson	(3)	Senior Vice President,
Retirement Services

Marty Rosenbaum	(2)	Senior Vice President,
Healthcare Finance

Gregg E. Seller	(3)	Senior Vice President,
Government Markets

Robert K. Shaw	(3)	Senior Vice President,
Individual Markets

Neil J. Waldron	(2)	Senior Vice President,
Group Health

(1)	100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2)	8505 East Orchard Road, Greenwood Village, Colorado 80111.
(3)	8515 East Orchard Road, Greenwood Village, Colorado 80111.
(4)	Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
(5)	Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.

(6) 8525 East Orchard Road, Greenwood Village, Colorado 80111.

Item 26.	Persons controlled by or under common control with the Depositor or Registrant as of 12/31/07

I.	OWNERSHIP OF POWER CORPORATION OF CANADA

The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:

Paul G. Desmarais
99.999% - Pansolo Holding Inc.
100% - 3876357 Canada Inc
100% - 3439496 Canada Inc.
100% - Capucines Investments Corporation
100% - Ramezay Investments Corporation
100% - Ansopolo Investments Corporation
32% - Nordex Inc. (68% also owned directly by Paul G. Desmarais)
94.9% - Gelco Enterprises Ltd. (5.1% also owned directly by Paul G. Desmarais)
54% - Power Corporation of Canada

II.	OWNERSHIP BY POWER CORPORATION OF CANADA

Power Corporation of Canada has a 10% or greater voting interest in the following entities:

A.	Great -West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada (Canada) – Holding and Management Company
100.0% - 2795957 Canada Inc. (Canada) – Holding Company
100.0% - 171263 Canada Inc. (Canada) – Holding Company
66.4% - Power Financial Corporation (Canada) – Holding Company
70.4% - Great -West Lifeco Inc. (Canada) – Holding Company
100.0% - Great -West Financial (Canada) Inc. (Canada) – Holding Company
100.0% - Great -West Financial (Nova Scotia) Co. (Canada) – Holding Company
100.0% - Great-West Lifeco U.S. Inc.
100.0% - GWL&A Financial Inc. (Delaware) – Holding Company
60.0% - Great -West Life & Annuity Insurance Capital (Nova Scotia) Co. (Canada) – Holding Company
60.0% - Great -West Life & Annuity Insurance Capital (Nova Scotia) Co. II (Canada) – Holding Company
60.0% - Great -West Life & Annuity Insurance Capital, LLC (Delaware) – Holding Company
60.0% - Great -West Life & Annuity Insurance Capital, LLC II (Delaware) – Holding Company
100.0% - Great -West Life & Annuity Insurance Company (Colorado) – Life and Health Insurance Company
100.0% - First Great -West Life & Annuity Insurance Company (New York) – Life and Health Insurance Company
100.0% - Advised Assets Group, LLC (Colorado) – Investment Advisor
100.0% - Alta Health & Life Insurance Company (Indiana) – Life and Health Insurance Company
100.0% - BenefitsCorp, Inc. (Delaware) – Insurance Agency
100.0% - GWFS Equities, Inc. ( Delaware) – Securities Broker/Dealer
100.0% - BenefitsCorp, Inc. of Wyoming (Wyoming) – Insurance Agency

100.0% - Benefit Management Corp. (Montana) – Holding Company
100.0% - Allegiance Benefit Plan Management, Inc. (Montana) – TPA
100.0% - Allegiance Life & Health Insurance Company, Inc. (Montana) – Life and Health Insurance Company
100.0% - Allegiance COBRA Services, Inc. (Montana) – TPA
100.0% - Allegiance Re, Inc. (Montana) – Captive Insurance Company
100.0% - Allegiance Provider Direct, LLC (Montana) – Network Contracting Services
100.0% - Intermountain Underwriters, Inc. (Montana) – Insurance Agency
100.0% - StarPoint HealthCare, LLC (Montana) – Utilization Review/Case Management
50.0% - Community Health Network, LLC (Montana) – Provider Networking
100.0% - Canada Life Insurance Company of America (Michigan) – Life and Health Insurance Company
100.0% - Great-West Life & Annuity Insurance Company of South Carolina (South Carolina) – Captive Insurance Company
100.0% - National Plan Coordinators of Delaware, Inc. (Delaware) – Third Party
100.0% - Emjay Corporation (Wisconsin) – Third Party Administrator
100.0% - EMJAY Retirement Plan Services, Inc. (Wisconsin) Third Party Administrator
100.0% - Great-West Healthcare Holdings, Inc. (Colorado) – Holding Company
100.0% - Great-West Healthcare, Inc. (Vermont) – Network Contracting, Development and Management
100.0% - Great-West Healthcare of Arizona, Inc. (Arizona) – Health Care Services Organization
100.0% - Great-West Healthcare of California, Inc. (California) – Health Maintenance Organization
100.0% - Great-West Healthcare of Colorado, Inc. (Colorado) – Health Maintenance Organization
100.0% - Great-West Healthcare of Florida, Inc. (Florida) – Health Maintenance Organization
100.0% - Great-West Healthcare of Georgia, Inc. (Georgia) – Health Maintenance Organization
100.0% - Great-West Healthcare of Illinois, Inc. (Illinois) – Health Maintenance Organization
100.0% - Great-West Healthcare of Indiana, Inc. (Indiana) – Health Maintenance Organization
100.0% - Great-West Healthcare of Kansas/Missouri, Inc. (Kansas) – Health Maintenance Organization
100.0% - Great-West Healthcare of Massachusetts, Inc. (Massachusetts) – Health Maintenance Organization
100.0% - Great-West Healthcare of New Jersey, Inc. (New Jersey) – Health Maintenance Organization
100.0% - Great-West Healthcare of North Carolina, Inc. (North Carolina) – Health Maintenance Organization
100.0% - Great-West Healthcare of Ohio, Inc. (Ohio) – Health Maintenance Organization
100.0% - Great-West Healthcare of Oregon, Inc. (Oregon) – Health Maintenance Organization
100.0% - Great-West Healthcare of Pennsylvania, Inc. (Pennsylvania) – Health Maintenance Organization
100.0% - Great-West Healthcare of Tennessee, Inc. (Tennessee) – Health Maintenance Organization
100.0% - Great-West Healthcare of Texas, Inc. (Texas) – Health Maintenance Organization
100.0% - Great-West Healthcare of Washington, Inc. (Washington) – Health Maintenance Organization
100.0% - One Orchard Equities, Inc. (Colorado) Securities Broker/Dealer
100.0% - Mediversal, Inc. (Nevada) – Third Party Administrator
100.0% - Universal Claims Administration (Nevada) – Third Party Administrator
100.0% - FASCore, LLC (Colorado) – Third Party Administrator
100.0% - GWL Properties Inc. (Colorado) – Real Estate Corporation
50.0% - Westkin Properties Ltd. (California) – Real Estate Corporation
100.0% - Great-West Benefit Services, Inc. (Delaware) – Leasing Company
88.34% - Maxim Series Fund, Inc. (Maryland) – Investment Company
100.0% - GW Capital Management, LLC (Colorado) – Investment Advisor
100.0% - Orchard Trust Company, LLC (Colorado) – Trust Company
100.0% - IHN, Inc. (Indiana) - Network Contracting, Development and Management
100.0% - Lottery Receivable Company One LLC (Delaware) – Lottery Annuity Administrator
100.0% - LR Company II, L.L.C. (Delaware) – Lottery Annuity Administrator
100.0% - Singer Collateral Trust IV (Delaware) – Lottery Annuity Administrator
100.0% - Singer Collateral Trust V (Delaware) – Lottery Annuity Administrator

B.	Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada
100.0% - 2795957 Canada Inc.
100.0% - 171263 Canada Inc.
66.4% - Power Financial Corporation
70.5% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100% - Great-West Lifeco U.S., Inc.
100% - Putnam Investments, LLC
100.0% - Putnam Acquisition Financing Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam U.S. Holdings Inc.
100.0% - Putnam Funding Inc.
100.0% - Putnam General Partnership
100.0% - Endeavor Holding LLC
100.0% -Putnam, LLC
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - Putnam Retail Management GP, Inc.
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Advisory Company GP, Inc.
99.0% - Putnam Advisory Company, Limited Partnership (1% owned by Putnam Advisory Company GP, Inc.)
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam U.S. Holdings I Inc.
100.0% - Putnam U.S. Holdings II Inc
99.0% - Putnam Investment Trust II LP (1% owned by Putnam U.S. Holdings II Inc.)
100.0% - Putnam U.S. Holdings, LLC
84.0% - PanAgora Asset Management, Inc.
100.0% -Putnam GP Inc.
100.0% - PII Holdings, Inc.
99.0% - TH Lee Putnam Equity Managers LP (1% owned by Putnam GP Inc.)
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Investment Holdings, LLC
100.0% - Putnam Aviation Holdings, LLC
100.0% - Putnam Capital, LLC
80.0% - TH Lee Putnam Capital Management, LLC
100.0% - Putnam Fiduciary Trust Company
100.0% - Putnam International Holdings LLC
100.0% - Putnam Investments Inc. (Canada)
100.0% - Putnam Investments Limited (Ireland)
100.0% - Putnam Investments Australia Pty Limited
100.0% - Putnam Investments Securities Co., Ltd. (Japan)
100.0% - Putnam International Distributors, Ltd. (Cayman)
100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited (U.K.)
100.0% - New Flag UK Holdings Limited
100.0% - New Flag Asset Management (UK)

C.

The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada
100.0% - 2795957 Canada Inc.
100.0% - 171263 Canada Inc.
66.4% - Power Financial Corporation
70.4% - Great-West Lifeco Inc.
100.0% - 2142540 Ontario Inc.
100.0% - Great-West Lifeco Finance (Delware) LP
100.0% - Great-West Lifeco Finance (Delaware) LLC
100.0% - 2023308 Ontario Inc.
100.0% - Great-West Life & Annuity Insurance Capital, LP
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
40.0% - Great-West Life & Annuity Insurance Capital, LLC
100.0% - Great-West Life & Annuity Insurance Capital, LP II
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II
40.0% - Great-West Life & Annuity Insurance Capital, LLC II
100.0% - 2023310 Ontario Inc.
100.0% - 2023311 Ontario Inc.
100.0% - 6109756 Canada Inc.
100.0% - The Great-West Life Assurance Company
71.4% - GWL THL Private Equity I Inc. (28.6% owned by The Canada Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
100.0% - Great-West Investors GP Inc.
100.0% - Great-West Investors LP
100.0% - T.H. Lee Interests
100.0% - Gold Circle Insurance Company
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - RA Real Estate Inc.
0.1% RMA Real Estate LP
100.0% - Vertica Resident Services Inc.
100.0% - GWL Investment Management Ltd.
100.0% - 801611 Ontario Ltd.
100.0% - 118050 Canada Inc.
100.0% - 1213763 Ontario Inc.
100.0% - 681348 Alberta Ltd.

100.0% - The Owners: Condominium Plan No 8510578
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
65.0% - The Walmer Road Limited Partnership
50.0% - Laurier House Apartments Limited
100.0% - 2024071 Ontario Limited
100.0% - High Park Bayview Inc.
75.0% - High Park Bayview Limited Partnership
50.0% - KAB Properties Inc.
5.6% - MAM Holdings Inc. (94.4% owned by Mountain Asset Mangement LP)
100.0% - 647679 B.C. Ltd.
100.0% - Red Mile Acquisitions Inc.
70.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust
70.0% - RMA Investment Company (Formerly TGS Investment Company)
100.0% - RMA Property Management Ltd. (Formerly TGS REIT Property Management Ltd.)
100.0% - RMA Property Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. (50%)]
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
30.0% - SFS Management LLC
100.0% - 1218023 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
70.0% - RMA Real Estate LP
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Valley Centre) Ltd. (Formerly TGS REIT Properties (Valley Centre) Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
100.0% - RMA Properties (Tri-Cities) Ltd.(Formerly TGS REIT Properties (Tri-Cities) Ltd.
70.0% - KS Village (Millstream) Inc.
100.0% - London Insurance Group, Inc.
100.0% - Trivest Insurance Network Limited
100.0% - The Motion Picture Bond Company Inc.
100.0% - London Life Insurance Company
30.0% - TGS North American Real Estate Investment Trust
100.0% - TGS Trust

30.0% - RMA Investment Company (Formerly TGS Investment Company)
100.0% - RMAProperty Management 2004 Ltd. (Formerly TGS REIT Property Management 2004 Ltd.)
100.0% - RMA Realty Holdings Corporation Ltd. (Formerly TGS Realty Holdings Corporation Ltd.)
100.0% - RMA (U.S.) Realty LLC (Delaware) [(special shares held by each of 1218023 Alberta Ltd. (50%) and 1214931 Alberta Ltd. 50%)]
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership [(99% owned by RMA (U.S.) Realty LLC (Delaware)]
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
30.0% - SFS Management LLC
100.0% - 1218023 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
100.0% - 1214931 Alberta Ltd.
50% - special shares in RMA (U.S.) Realty LLC (Delaware)
30.0% - RMA Real Estate LP
100.0% - RMA Properties Ltd. (Formerly TGS REIT Properties Ltd.)
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Valley Centre) Ltd. (Formerly TGS REIT Properties (Valley Centre) Ltd.
100.0% - RMA Properties (Riverside) Ltd. (Formerly TGS REIT Properties (Riverside) Ltd.
100.0% - RMA Properties (Tri-Cities) Ltd. (Formerly TGS REIT Properties (Tri-Cities) Ltd.
100.0% - London Capital Management Ltd.
100.0% - 1319399 Ontario Inc.
100.0% - 3853071 Canada Limited
50.0% - Laurier House Apartments Limited
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
35.0% - The Walmer Road Limited Partnership
100.0% - 177545 Canada Limited
100.0% - Lonlife Financial Services Limited
88.0% - Neighborhood Dental Services Ltd.
100.0% - Toronto College Park Ltd.
25.0% - Preferred Vision Services Inc.
25.0% - High Park Bayview Limited Partnership
50.0% - KAB Properties Inc.
30.0% - KS Village (Millstream) Inc.
100.0% - London Life Financial Corporation
89.4% - London Reinsurance Group, Inc. (10.6% owned by London Life Insurance Company)
100.0% - London Life & General Reinsurance Co. Ltd.
100.0% - London Life & Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation

100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company
100.0% - HRMP, Inc.
51.0% - Health Reinsurance Management Partnership (Massachusetts)
100.0% - HRMP II, Inc. 49.0% - Health Reinsurance Management Partnership (Massachusetts)
100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company
100.0% - Canada Life Brasil LTDA
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings, Limited
100.0% - Canada Life International Services Limited
100.0% - Canada Life International, Limited
100.0% - CLI Institutional Limited
100.0% - Canada Life Irish Holding Company, Limited
100.0% - Lifescape Limited
100.0% - CLAI, Limited
100.0% - The Canada Life Assurance Company of Ireland, Limited
100.0% - Setanta Asset Management Limited
100.0% - Canada Life European Assurance, Limited
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
78.67% - Canada Life Assurance Europe Limited
100.0% - Canada Life Europe Management Services, Limited
21.33% - Canada Life Assurance Europe Limited
100.0% - Canada Life Assurance (Ireland), Limited
100.0% - F.S.D. Investments, Limited
100.0% - Canada Life Pension and Annuities (Ireland), Limited
100.0% - Canada Life International Re, Limited
100.0% - Canada Life Reinsurance International, Ltd.
100.0% - Canada Life Reinsurance, Ltd.
100.0% - The Canada Life Group (U.K.), Limited
100.0% - Canada Life Pension Managers & Trustees, Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Canada Life Trustee Services (U.K.), Limited
100.0% - CLFIS (U.K.), Limited
100.0% - Canada Life, Limited
100.0% - Canada Life (U.K.), Limited
100.0% - Albany Life Assurance Company, Limited
100.0% - Canada Life Management (U.K.), Limited

100.0% - Canada Life Services (U.K.), Limited
100.0% - Canada Life Fund Managers (U.K.), Limited
100.0% - Canada Life Group Services (U.K.), Limited
100.0% - Canada Life Holdings (U.K.), Limited
100.0% - Canada Life Irish Operations, Limited
100.0% - Canada Life Ireland Holdings, Ltd.
100.0% - 4073649 Canada, Inc. (1 common share owned by 587443 Ontario, Inc.)
100.0% - Canada Life Finance (U.K.), Limited
100.0% - CLH International Capital Management Hungary, LLC.
100.0% - The Canada Life Insurance Company of Canada
100.0% - CLICC GP Inc.
94.4% - MAM Holdings Inc. (5.6% owned by GWL)
100.0% - Mountain Asset Management LLC
100.0% - Quadrus Distribution Services Ltd.
100.0% - CL Capital Management (Canada), Inc.
100.0% - GRS Securities, Inc.
50.0% - Canadian Worksite Marketing Group, Inc.
100.0% - Classco Benefit Services, Ltd.
50.0% - Canadian Worksite Marketing Group, Inc.
100.0% - 587443 Ontario, Inc.
100.0% - Canada Life Securing Corporation, Inc.
100.0% - Canada Life Mortgage Services, Ltd.
100.0% - Adason Properties, Limited
100.0% - Adason Realty, Ltd.
100.0% - Laketon Investment Management Ltd.
100.0% - Crown Life Insurance Company

D. IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada
100.0% - 2795957 Canada Inc.
100.0% - 171263 Canada Inc.
66.4% - Power Financial Corporation
59.4% - IGM Financial Inc.
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.

100.0% - I.G. International Management Limited
100.0% - I.G. Investment Management (Hong Kong) Limited
100.0% - Investors Group Trust Co. Ltd.
100.0% - 391102 B.C. Ltd.
100.0% - Les Services Investors Limitée
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - I.G. Investment Management, Ltd.
100.0% - Investors Group Investment Management (Quebec) Ltd.
100.0% - Investors Syndicate Property Corp.
100.0% - 2587182 Manitoba Ltd.
100.0% - The Trust Company of London Life
100.0% - I.G. Investment Corp.
100.0% - I.G. (Rockies) Corp.
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie 2004 GP Inc.
100.0% - MSP 2005 GP Inc.
100.0% - MFC Fund Corporation
100.0% - M.R.S. Inc.
100.0% - M.R.S. Correspondent Corporation
100.0% - M.R.S. Securities Services Inc.
100.0% - Execuhold Investment Limited
100.0% - Winfund Software Corp.
100.0% - M.R.S. Trust Company
100.0% - Anacle I Corporation
100.0% - Anacle II Corporation
100.0% - Mackenzie M.E.F. Management Inc.
100.0% - Canterbury Common Inc.
100.0% - Mackenzie Financial Services Inc.
100.0% - Mackenzie Financial Capital Corporation
100.0% - Quadrus Corporate Class Inc.
75.5% - Investment Planning Counsel Inc.
100.0% - IPC Financial Network Inc.
100.0% - Investment Planning Counsel of Canada Limited
100.0% - IPC Portfolio Management Ltd.
100.0% - IPC Investment Corporation
100.0% - 579641 BC Ltd.
100.0% - 9132-2155 Quebec Inc.
100.0% - Counsel Group of Funds Inc.

100.0% - IPC Save Inc.
100.0% - 576928 BC Ltd.
100.0% - 1275279 Ontario Inc.
50.0% - IPC Estate Services Inc.
50.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation

E.	Pargesa Holding S.A. Group of Companies (European investments)

Power Corporation of Canada
100.0% - 2795957 Canada Inc.
100.0% - 171263 Canada Inc.
66.4% - Power Financial Corporation
100.0% - 3411893 Canada Inc.
100.0% - Power Financial Europe B.V.
50.0% - Parjointco N.V.
61.4% - Pargesa Holding S.A.
100.0% - Pargesa Netherlands B.V.
42.5% - Imerys
50.0% - Groupe Bruxelles Lambert
20.7% - Imerys
6.9% - Total
11.5% - Suez
51.2% - Belgian Securities BV
100.0% - Brussels Securities
48.8% - Belgian Securities BV
100.0% - GBL Participations
98.8% - Sagerpar
50.0% - GBL Coordination Center
50.0% - GBL Coordination Center
100.0% - GBL Finance SA Holding
100.0% - GBL Overseas Finance NV
100.0% - Immobilière Rue de Namur Sàrl
100.0% - GBL Verwaltung Sàrl
25.0% - Bertelsmann AG
100.0% - GBL Verwaltung GmbH
100.0% - Finance et Participation en liquidation (Finpar)
100.0% - Orior Holding S.A.
100.0% - Fivaz & Cie SA
100.0% - Ormond GmbH
95.9% - Orior Food SA

100.0% - Pargesa Luxembourg S.A.
100.0% - SFPG
100.0% - SIB Huston

F.	Gesca Ltée Group of Companies (Canadian communications)

Power Corporation of Canada
100.0% - Gesca Ltée
100.0% - 3846521 Canada Inc.
100.0% - 3846539 Canada Inc.
100.0% - Les Journaux Trans-Canada (1996) Inc.
100.0% - La Presse, Ltée
100.0% - Probec 5 Ltée
20.0% - 3859282 Canada Inc.
100.0% - Les Éditions Gesca Ltée
100% - Les Productions La Presse Télé Ltée
100.0% - La Presse Télé Ltée
100.0% - La Presse Télé II Ltée
100.0% - La Presse Télé III Ltée
100.0% - Septembre Editeur, S.E.N.C.
100.0% - 3819787 Canada Inc.
100.0% - 3970965 Canada Inc.
100.0% - 3834310 Canada Inc.
100.0% - 3911322 Canada Inc.
20.0% - Workopolis Canada
100.0% - 3855082 Canada Inc.
100.0% - Cyberpresse Inc.

G.	Power Corporation (International) Limited Group of Companies ( Asian investments)

Power Corporation of Canada
100.0% - Power Corporation (International) Limited
100.0% - Power Pacific Corporation Limited
25.0% - Barrick Power Gold Corporation of China Limited
50.0% - Bombardier Power (Mauritius) Limited
50.0% - Bombardier Sifang Power (Qingdao) Transportation Ltd.
50.0% - Bombardier CPC Propulsion System Co. Ltd
100.0% - Bombardier Railway Transportation Equipment (Shanghai)
50.0% - Chang Chun Bombardier Railway Vehicle Co. Ltd
100.0% - Power Pacific Mauritius Limited

100.0% - Power Pacific Equities Limited
10.4% - Chengwei Ventures Fund I, LP

H.	Other Companies

Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - Gelprim Inc.
100.0% - 3121011 Canada Inc.
100.0% - Power Technology Investment Corporation
100.0% - Power Tek, LLC
50.0% - Picchio Pharma Inc.
100.0% - Picchio Holdings Inc.
23.3% - Virochem Pharma Inc.
100.0% - P.P. Luxco Holdings Sàrl
49.9% - Sunset Holdings S.A.
21.6% - Adaltis Inc.
100.0% - P.P. Luxco Holdings II Sàrl
26.4% - Neurochem Inc.
11.9% - 4166591 Canada Inc.
36.5% - Innodia Inc.
11.9% - 4166591 Canada Inc.
100.0% - Picchio Pharma (Asia) Ltd.
1.7% - Adaltis Inc.
100.0% - Picchio Pharma Advisory Inc.
100.0% - Power Communications Inc.
100.0% - Jolliet Energy Resources Inc.
100.0% - 3540529 Canada Inc.
100.0% - Brazeau River Resources Investment Inc..
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - 3249531 Canada Inc.
100.0% - Power Corporation of Canada Inc.
100.0% - PL S.A.
100.0% - 4190297 Canada Inc.
100.0% - Sodesm International Limited
100.0% - Sodesm Properties Limited
100.0% - Marquette Communications (1997) Corporation
100.0% - Sagard S.A.S.

Item 27.	Number of Contractowners

As of March 31, 2008, there were 2 owners of non-qualified group contracts and 1,337 of qualified group contracts offered by Registrant.

Item 28.	Indemnification

Provisions exist under the Colorado General Corporation Code and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

Colorado Business Corporation Act

Article 109 - INDEMNIFICATION

Section 7-109-101. Definitions.

As used in this Article:

(1)

"Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

(2)

"Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promotor, or a trustee of or to hold a similar position with, another domestic or foreign entity or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director’s duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. “Director” includes, unless the context requires otherwise, the estate or personal representative of a director.

(3)	"Expenses" includes counsel fees.

(4)

"Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

(5)

"Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

(6)	"Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

(7)	"Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

Section 7-109-102. Authority to indemnify directors.

(1)

Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:

(a)	The person conducted himself or herself in good faith; and

(b)	The person reasonably believed:

(I)	In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; and

(II)	In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and
(c)	In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

(2)

A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

(3)

The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

(4)	A corporation may not indemnify a director under this section:

(a)	In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

(b)

In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

(5)	Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section 7-109-103. Mandatory Indemnification of Directors.

Unless limited by the articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

Section 7-109-104. Advance of Expenses to Directors.

(1)	A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

(a)	The director furnishes the corporation a written affirmation of the director’s good-faith belief that he or she has met the standard of conduct described in Section 7-109-102;

(b)

The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

(c)	A determination is made that the facts then know to those making the determination would not preclude indemnification under this article.

(2)

The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

(3)	Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

Section 7-109-105. Court-Ordered Indemnification of Directors.

(1)

Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

(a)

If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

(b)

If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section 7-109-106. Determination and Authorization of Indemnification of Directors.

(1)

A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

(2)	The determinations required by subsection (1) of this section shall be made:

(a)

By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

(b)

If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

(3)

If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

(a)

By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

(b)	By the shareholders.

(4)

Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

(1)	Unless otherwise provided in the articles of incorporation:

(a)

An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

(b)	A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

(c)

A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

Section 7-109-108. Insurance.

A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or entity or of an employee benefit plan against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

Section 7-109-109. Limitation of Indemnification of Directors.

(1)

A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

(2)

Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

Section 7-109-110. Notice to Shareholders of Indemnification of Director.

If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

Bylaws of GWL&A

Article IV. Indemnification

SECTION 1. In this Article, the following terms shall have the following meanings:

(a)

“expenses” means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;

(b)	“liability” means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;

(c)	“party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;

(d)	“proceeding” means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.

SECTION 2. Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:

(a)	the person conducted himself or herself in good faith; and

(b)	the person reasonably believed that his or her conduct was in the corporation’s best interests; and

(c)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(d)	if the person is or was an employee of the corporation, the person acted in the ordinary course of the person’s employment with the corporation.

SECTION 3. Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:

(a)

the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and

(b)	with respect to the matter(s) giving rise to the proceeding:

(i)	the person conducted himself or herself in good faith; and

(ii)

the person reasonably believed that his or her conduct was at least not opposed to the corporation’s best interests (in the case of a trustee of one of the corporation’s staff benefits plans, this means that the person’s conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and

(iii)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person’s employment with the other company or entity.

Item 29.	Principal Underwriter

(a)

GWFS Equities, Inc. currently distributes securities of Maxim Series Fund, Inc., an open-end management investment company, Maxim Series Account, Variable Annuity-1 Series Account of Great-West Life and Annuity Company (“Great-West”), COLI VUL-2 Series Account of Great-West and COLI VUL-4 Series Account of Great-West, Variable Annuity-1 Series Account of First Great-West Life and Annuity Company (“First Great-West), COLI VUL-2 Series Account of First Great-West and COLI VUL-4 Series Account of First Great-West in addition to those of the Registrant.

(b)	Directors and Officers of GWFS

Positions and Offices
Name	Principal Business Address	with Underwriter

Charles P. Nelson	(1)	Chairman, President and
Chief Executive Officer

Robert K. Shaw	(1)	Director

Graham R. McDonald	(1)	Director

Gregg E. Seller	18101 Von Karman Ave., Suite 1460	Director and Senior
Irvine, CA 92715	Vice President

William S. Harmon	(1)	Director and Vice President

Chris H. Cumming	(1)	Vice President

Miles R. Edwards	(1)	Senior Vice President

J. Chris Luttges	(1)	Vice President

Robert Meyer	(1)	Vice President,
Taxation

Kent A. Morris	500 North Central, Suite 220	Vice President
Glendale, CA 91203

Glen R. Derback	(1)	Treasurer

Beverly A. Byrne	(1)	Secretary and Chief
Compliance Officer

Teresa L. Luiz	(1)	Compliance Officer

Mary C. Maiers	(1)	Investments Compliance Officer

____________

(1) 8515 E. Orchard Road, Greenwood Village, Colorado 80111

(c) Commissions and other compensation received from the Registrant by Principal Underwriter during Registrant's last fiscal year:

Net
Name of	Underwriting	Compensation
Principal	Discounts and	on	Brokerage
Underwriter	Commissions	Redemption	Commissions	Compensation

GWFS	-0-	-0-	-0-	-0-

Item 30.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through GWL&A, 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

Item 31.	Management Services

Not Applicable.

Item 32.	Undertakings

(a)

Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)

Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)

Registrant represents that in connection with its offering of Group Contracts as funding vehicles for retirement plans meeting the requirement of Section 403(b) of the Internal Revenue Code of 1986, as amended, Registrant is relying on the no-action letter issued by the Office of Insurance Products and Legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1) - (4) thereof have been complied with.

(e)

Registrant represents that in connection with its offering of Group Contracts as funding vehicles under the Texas Optional Retirement Program, Registrant is relying on the exceptions provided in Rule 6c-7 of the Investment Company Act of 1940 and that the provisions of paragraphs (a) -(d) thereof have been complied with.

(f)

GWL&A represents that the fees and charges deducted under the Group Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by GWL&A

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 44 to the Registration Statement and has duly caused this Post-Effective Amendment No. 44 to the Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado, on this 27th day of May, 2008.

FUTUREFUNDS SERIES ACCOUNT
(Registrant)

By:	/s/ Mitchell T. G. Graye
Mitchell T. G. Graye, President
and Chief Executive Officer of
Great-West Life & Annuity
Insurance Company

GREAT-WEST LIFE & ANNUITY
INSURANCE COMPANY
(Depositor)

By:	/s/ Mitchell T. G. Graye
Mitchell T. G. Graye, President
and Chief Executive Officer

As required by the Securities Act of 1933, this Post-Effective Amendment No. 44 to the Registration Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated.

Signature and Title	Date

/s/ Raymond L. McFeetors	May 27, 2008

Director, Chairman of the Board

(Raymond L. McFeetors)

/s/ Mitchell T. G. Graye	May 27, 2008

President and Chief Executive

Officer (Mitchell T. G. Graye)

/s/ James L. McCallen	May 27, 2008

Senior Vice President, Chief Financial

Officer and Actuary (James L. McCallen)

/s/ James Balog	May 27, 2008

Director, (James Balog*)

/s/ John L. Bernbach	May 27, 2008

Director, (John L. Bernbach*)

/s/ Orest T. Dackow	May 27, 2008

Director (Orest T. Dackow*)

/s/ André Desmarais	May 27, 2008

Director (André Desmarais*)

/s/ Paul Desmarais, Jr.	May 27, 2008

Director (Paul Desmarais, Jr*.)

/s/ Robert Gratton	May 27, 2008

Director (Robert Gratton*)

/s/ Kevin P. Kavanagh	May 27, 2008

Director (Kevin P. Kavanagh*)

/s/ Alain Louvel	May 27, 2008

Director (Alain Louvel*)

/s/ William Mackness	May 27, 2008

Director (William Mackness*)

/s/ Jerry E.A. Nickerson	May 27, 2008

Director (Jerry E.A. Nickerson*)

/s/ David A. Nield	May 27, 2008

Director (David A. Nield*)

/s/ R. Jeffrey Orr	May 27, 2008

Director (R. Jeffrey Orr*)

/s/ Michel Plessis-Bélair	May 27, 2008

Director (Michel Plessis-Bélair*)

/s/ Philip K. Ryan	May 27, 2008

Director (Philip K. Ryan*)

/s/ Brian E. Walsh	May 27, 2008

Director (Brian E. Walsh*)

*By:	/s/ Richard G. Schultz	May 27, 2008
Richard G. Schultz
*Attorney-in-fact pursuant to Powers of Attorney.